Long Term Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 60,799
2026	47,623
2027	164,765
2028	78,258
2029	62,708
2030	131,438
Long-Term Debt, Total	$ 545,591	$ 515,931